Annual Total Returns	0 Months Ended
Feb. 28, 2012
(Institutional) | (Delaware Diversified Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	14.30%
Annual Return 2004	9.74%
Annual Return 2005	(0.36%)
Annual Return 2006	8.20%
Annual Return 2007	7.56%
Annual Return 2008	(3.84%)
Annual Return 2009	25.53%
Annual Return 2010	8.15%
Annual Return 2011	6.53%
(Retail) | (Delaware Diversified Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	11.03%
Annual Return 2003	13.88%
Annual Return 2004	9.60%
Annual Return 2005	(0.73%)
Annual Return 2006	7.94%
Annual Return 2007	7.43%
Annual Return 2008	(4.20%)
Annual Return 2009	25.38%
Annual Return 2010	7.77%
Annual Return 2011	6.38%
(Institutional) | (Delaware International Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	26.66%
Annual Return 2003	22.39%
Annual Return 2004	14.12%
Annual Return 2005	(10.51%)
Annual Return 2006	6.18%
Annual Return 2007	10.42%
Annual Return 2008	9.76%
Annual Return 2009	7.88%
Annual Return 2010	7.45%
Annual Return 2011	4.41%
(Retail) | (Delaware International Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	26.66%
Annual Return 2003	22.39%
Annual Return 2004	14.12%
Annual Return 2005	(10.51%)
Annual Return 2006	6.18%
Annual Return 2007	10.42%
Annual Return 2008	9.76%
Annual Return 2009	7.88%
Annual Return 2010	7.45%
Annual Return 2011	4.41%
(Institutional) | (Delaware U.S. Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(28.81%)
Annual Return 2003	23.60%
Annual Return 2004	3.41%
Annual Return 2005	13.93%
Annual Return 2006	2.61%
Annual Return 2007	13.19%
Annual Return 2008	(43.51%)
Annual Return 2009	44.30%
Annual Return 2010	14.27%
Annual Return 2011	8.00%
(Retail) | (Delaware U.S. Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(29.01%)
Annual Return 2003	23.28%
Annual Return 2004	3.01%
Annual Return 2005	13.68%
Annual Return 2006	2.27%
Annual Return 2007	12.88%
Annual Return 2008	(43.67%)
Annual Return 2009	44.00%
Annual Return 2010	13.99%
Annual Return 2011	7.73%